Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 8,539	$ 2,105	$ 11,167
Available-for-sale securities	8,003	13,076	10,135
Accounts receivable	177	2,328	352
Receivable from Angiotech	160	106	229
Investment interest receivable		71	93
Prepaid expenses and other	636	329	173
Total current assets	17,515	17,944	22,149
Available-for-sale securities		0	5,080
Equipment, net	1,318	955	849
Deposits and other	28	207	38
Equity investments		169	215
Total assets	18,861	19,106	28,331
Current liabilities:
Accounts payable	2,087	1,498	1,128
Accrued compensation and related benefits	466	580	667
Accrued clinical trial costs	865	207	83
Accrued expenses and other	798	1,012	857
Deferred revenue	2,966	5,541	3,123
Total current liabilities	7,182	8,838	5,858
Warrant liability	1,100	0
Deferred revenue	0	1,263	3,516
Stockholders' equity:
Preferred stock, at stated value; 10,000,000 shares authorized, and no shares issued and outstanding at December 31, 2009 , December 31, 2010 and September 30, 2011
Common stock, $0.001 par value; 100,000,000 shares authorized, and 18,929,333, 18,930,678 and 23,503,926 shares issued and outstanding at December 31, 2009, December 31, 2010 and September 30, 2011 respectively	23	19	19
Additional paid-in capital	225,228	214,174	212,704
Accumulated other comprehensive income	36	26	71
Accumulated deficit	(214,708)	(205,214)	(193,837)
Total stockholders' equity	10,579	9,005	18,957
Total liabilities and stockholders' equity	$ 18,861	$ 19,106	$ 28,331